Summary of Fair Values of the Assets Acquired and the Liabilities Assumed Related to Acquisition of Oxford Outcomes (Detail) (Oxford Outcomes Limited, USD $) In Thousands	Jan. 14, 2011
Oxford Outcomes Limited
Business Acquisition [Line Items]
Property, plant and equipment	$ 490
Goodwill	39,718
Cash and cash equivalents	6,335
Other current assets	6,679
Current liabilities	(1,995)
Purchase price	$ 51,227